Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

18.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2011 and 2012 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2011		2012		2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥5	Other current liabilities	¥0

Total derivatives		—		—		¥5		¥0

	Thousands of U.S. Dollars
	Asset derivatives		Liability derivatives
	2012		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	Other current liabilities	$0

Total derivatives				$0

The aggregate notional amount of forward exchange contracts at March 31, 2012 is ¥493 million ($5,998 thousand).

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the year ended March 31, 2011 and 2012 were as follows:

	Location of gain or loss recognized in Income on Derivative	For the year ended March 31, 2011	For the year ended March 31, 2012
		Millions of Yen	Millions of Yen	Thousands of U.S. Dollars
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥155	¥87	$1,059

Total		¥155	¥87	$1,059

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2010, 2011 and 2012 were gain of ¥67 million, loss of ¥342 million and gain of ¥331 million ($4,027 thousand), respectively. Effects of exchange rate changes subsequent to March 31, 2012 on fair value of those forward exchange contracts have not been significant as of the reporting date.